Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value Measurements

11.	Fair Value Measurements
Estimates of fair value for financial assets and financial liabilities are based on the framework established in the accounting guidance for fair value measurements. The framework defines fair value, provides guidance for measuring fair value and requires certain disclosures. The framework discusses valuation techniques, such as the market approach (comparable market prices), the income approach (present value of future income or cash flow) and the cost approach (cost to replace the service capacity of an asset or replacement cost). The framework utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

•	Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

•
Level 2: Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

•	Level 3: Unobservable inputs that reflect the reporting entity’s own assumptions.
Our population of assets and liabilities subject to fair value measurements on a recurring basis at September 30, 2017 is as follows:

	Fair Value	Level 1	Level 2	Level 3
Assets:
Foreign currency forward exchange contracts	$8,885	$—	$8,885	$—
Foreign currency option contracts	67	—	67	—
Total Assets	$8,952	$—	$8,952	$—
Liabilities:
Foreign currency forward exchange contracts	$33,931	$—	$33,931	$—
Foreign currency option contracts	$—	—	—	—
Total Liabilities	$33,931	$—	$33,931	$—

Our foreign currency forward and option exchange contracts are valued using observable Level 2 market expectations at the measurement date and standard valuation techniques to convert future amounts to a single present value amount. Further details regarding our foreign currency forward exchange and option contracts are discussed in Note 10.
The carrying amounts reported in the Condensed Consolidated Balance Sheets for Cash and Cash Equivalents, Restricted Cash, Accounts Receivable, Other Current Assets, Accounts Payable and Other Current Liabilities approximate fair value due to their short-term nature.
The fair value of our Long-Term Debt approximates cost based on the borrowing rates currently available to us for bank loans with similar terms and remaining maturities.
From time to time, we measure certain assets at fair value on a non-recurring basis, including evaluation of long-lived assets, goodwill and other intangible assets, as part of a business acquisition. These assets are measured and recognized at amounts equal to the fair value determined as of the date of acquisition. Fair value valuations are based on the information available as of the acquisition date and the expectations and assumptions that have been deemed reasonable by us. There are inherent uncertainties and management judgment required in these determinations. The fair value measurements of assets acquired and liabilities assumed as part of a business acquisition are based on valuations involving significant unobservable inputs, or Level 3, in the fair value hierarchy.
These assets are also subject to periodic impairment testing by comparing the respective carrying value of each asset to the estimated fair value of the reporting unit or asset group in which they reside. In the event we determine these assets to be impaired, we would recognize an impairment loss equal to the amount by which the carrying value of the reporting unit, impaired asset or asset group exceeds its estimated fair value. These periodic impairment tests utilize company-specific assumptions involving significant unobservable inputs, or Level 3, in the fair value hierarchy.

Fair Value Measurements
Estimates of fair value for financial assets and financial liabilities are based on the framework established in the accounting guidance for fair value measurements. The framework defines fair value, provides guidance for measuring fair value and requires certain disclosures. The framework discusses valuation techniques, such as the market approach (comparable market prices), the income approach (present value of future income or cash flow) and the cost approach (cost to replace the service capacity of an asset or replacement cost). The framework utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

•	Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

•
Level 2: Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

•	Level 3: Unobservable inputs that reflect the reporting entity’s own assumptions.
Our population of assets and liabilities subject to fair value measurements at December 31, 2016 is as follows:

	Fair Value	Level 1	Level 2	Level 3
Assets:
Foreign currency forward exchange contracts	$12	$—	$12	$—
Foreign currency option contracts	184	—	184	—
Total Assets	$196	$—	$196	$—
Liabilities:
Foreign currency forward exchange contracts	$175	$—	$175	$—
Total Liabilities	$175	$—	$175	$—

Our foreign currency forward exchange and option contracts are valued using observable Level 2 market expectations at the measurement date and standard valuation techniques to convert future amounts to a single present value amount. Further details regarding our foreign currency forward exchange and option contracts are discussed in Note 11.
The carrying amounts reported in the Consolidated Balance Sheets for Cash and Cash Equivalents, Restricted Cash, Receivables, Other Current Assets, Assets Held for Sale, Accounts Payable, Other Current Liabilities and Liabilities Held for Sale approximate fair value due to their short-term nature.
The fair market value of our Long-Term Debt approximates cost based on the borrowing rates currently available to us for bank loans with similar terms and remaining maturities.
From time to time, we measure certain assets at fair value on a non-recurring basis, including evaluation of long-lived assets, goodwill and other intangible assets for impairment using company-specific assumptions which would fall within Level 3 of the fair value hierarchy.